Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Capital Requirements
Schedule of capital adequacy requirements of regulatory capital ratios in excess of the levels established for well-capitalized
	Actual		Required for Capital Adequacy Purposes		Well-Capitalized Under Prompt Corrective Action Provision
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2017
Total Capital (to risk-weighted assets):
Company	$156,045	12.93%	$96,577	8.00%	$	N.A.	N.A.%
Bank	154,495	12.83	96,326	8.00		120,408	10.00
Tier I Capital (to risk-weighted assets):
Company	$129,369	10.72%	$72,433	6.00%	$	N.A.	N.A.%
Bank	143,483	11.92	72,245	6.00		96,326	8.00
Common Equity Tier I Capital (to risk-weighted assets)
Company	$97,033	8.04%	$54,325	4.50%	$	N.A.	N.A.%
Bank	143,483	11.92	54,184	4.50		78,265	6.50
Tier I leverage ratio:
Company	$129,369	9.33%	$55,488	4.00%	$	N.A.	N.A.%
Bank	143,483	10.38	55,315	4.00		69,144	5.00
(in thousands)
December 31, 2016
Total Capital (to risk-weighted assets):
Company	$152,864	13.88%	$88,125	8.00%	$	N.A.	N.A.%
Bank	148,304	13.51	87,810	8.00		109,763	10.00
Tier I Capital (to risk-weighted assets):
Company	$125,779	11.42%	$66,093	6.00%	$	N.A.	N.A.%
Bank	138,258	12.60	65,858	6.00		87,810	8.00
Common Equity Tier I Capital (to risk-weighted assets)
Company	$94,818	8.61%	$49,570	4.50%	$	N.A.	N.A.%
Bank	138,258	12.60	49,393	4.50		71,346	6.50
Tier I leverage ratio:
Company	$125,779	9.87%	$50,998	4.00%	$	N.A.	N.A.%
Bank	138,258	10.88	50,810	4.00		63,513	5.00